SHARE BASED PAYMENTS (Narrative) (Details) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 10, 2020	Jul. 13, 2020 shares	May 13, 2019 shares	Nov. 18, 2020 shares	Mar. 31, 2019	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares		600		400		111,129	524,867
Options exercisable						1,203,456	1,045,076	1,055,701
Share-based compensation expenses | $							$ 250
Unrecognized share-based compensation expenses related to options | $						$ 1,300
Unrecognized share-based compensation expenses related to options, period						1 year 9 months 18 days
Reverse split	1: 8.234
Former Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration date					May 20, 2015
Expiration period					four years
Certain employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares		415,000	4,321,500
Vesting period		four years	four years
Chairman of the Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares				48,581
Vesting period				two years
Certain Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares				12,145
Vesting period				four years